Consolidated Statements of Changes in Equity (Unaudited) - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2021		$ 161,098,010	[1]	$ 22,447,083	$ 14,044,269	$ (202,137,403)	$ 23,800,299	$ (1,759)	$ 19,250,499
Beginning balance, shares at Dec. 31, 2021	[1]	1,578,653
Stock-based payment for consulting fee (Note 18)		$ 180,050	[1]						180,050
Stock-based payment for consulting fee, shares	[1]	1,000
Net loss for the year			[1]			(2,000,555)			(2,000,555)
Foreign currency translation gain			[1]				(1,767,671)		(1,767,671)
Common stock issued for business acquisition		$ 118,244	[1]						118,244
Common stock issued for business acquisition, shares	[1]	6,718
Disposal of iASPEC			[1]				1,138,915		1,138,915
Disposal of a consolidated entity			[1]					1,759	1,759
Ending balance, value at Jun. 30, 2022		$ 161,396,304	[1]	22,447,083	14,044,269	(204,137,958)	23,171,543		16,921,241
Ending balance, shares at Jun. 30, 2022	[1]	1,586,371
Beginning balance, value at Dec. 31, 2021		$ 161,098,010	[1]	22,447,083	14,044,269	(202,137,403)	23,800,299	(1,759)	19,250,499
Beginning balance, shares at Dec. 31, 2021	[1]	1,578,653
Disposal of iASPEC									3,000,000.0
Ending balance, value at Dec. 31, 2022		$ 161,404,797	[1]	22,447,083	10,209,086	(208,054,607)	23,610,333		9,616,692
Ending balance, shares at Dec. 31, 2022	[1]	1,587,371
Stock-based payment for consulting fee (Note 18)		$ 340,000	[1]						340,000
Stock-based payment for consulting fee, shares	[1]	50,000
Issued common stock for Equity Incentive Plan (Note 18)		$ 1,360,000	[1]						1,360,000
Issued common stock for Equity Incentive Plan, shares	[1]	200,000
Net loss for the year			[1]			(1,809,030)			(1,809,030)
Foreign currency translation gain			[1]				(93,674)		(93,674)
Common stock issued for business acquisition		$ 49,218	[1]						49,218
Common stock issued for business acquisition, shares	[1]	6,718
Ending balance, value at Jun. 30, 2023		$ 163,154,015	[1]	$ 22,447,083	$ 10,209,086	$ (209,863,637)	$ 23,516,659		$ 9,463,206
Ending balance, shares at Jun. 30, 2023	[1]	1,844,089

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.